Offerings - Offering: 1	May 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit	12.14
Maximum Aggregate Offering Price	$ 83,766,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,568.08
Offering Note
(1)
Represents shares that may be issued under the Vistance Networks, Inc. Amended and Restated 2019 Long-Term Incentive Plan (the “Plan”), including additional shares that may become issuable in accordance with the adjustment and anti-dilution provisions of the Plan.
(2)
Determined pursuant to Rule 457(c) and 457(h) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Company’s common stock (“Common Stock”) on the Nasdaq Global Select Market on May 4, 2026.